3 CASH: Schedule of Cash (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Cash
	December 31, 2017	December 31, 2016

Cash on deposit	$386,630	$2,375,619
Total	$386,630	$2,375,619